Property and Equipment - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 15.2	$ 11.0	$ 12.6
Building, Building Improvements and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Committed for construction of new buildings, building improvements and leasehold improvements	$ 35.4